Provision for Major Overhauls - Details of Provision for Major Overhauls in Respect of Aircraft Held under Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Beginning balance	¥ 4,425
Additional provision	760	¥ 768
Utilization	(543)	(692)
Ending balance	4,642	4,425
Less: current portion	(426)	(883)
Total	4,216	3,542	¥ 2,831
IFRS 16 [Member]
Statement [Line Items]
Beginning balance	¥ 4,425	4,349
Ending balance		¥ 4,425